NON-CONTROLLING INTERESTS (Details 1) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Reserve Quantities [Line Items]
Current assets	$ 15,612,537	$ 18,980,755	$ 17,421,537	$ 18,980,755	$ 17,421,537	$ 17,421,537	$ 7,910,013
Current liabilities	11,770,203	21,067,570	13,004,181	21,067,570	13,004,181	13,004,181	5,315,904
Net income for the period attributed to non-controlling interest	29,607	130,777	91,036	270,977	210,129	(129,279)	(27,507)	$ 1,395,558
GR Michigan LLC [Member]
Reserve Quantities [Line Items]
Current assets								1,453
Non-current assets
Current liabilities
Non-current liabilities
Net loss for the year								$ 48,867
Canopy and Golden Harvests [Member]
Reserve Quantities [Line Items]
Current assets	4,521,194	4,234,539		4,234,539
Non-current assets	4,390,297	3,480,721		3,480,721
Current liabilities	2,275,147	5,955,966		5,955,966
Non-current liabilities	560,425	$ 54,159		54,159
Net income for the period attributed to non-controlling interest	$ 29,607			$ 109,456